Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 – Income Taxes

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2018	2017
Deferred Tax Assets:
Net operating loss carryforwards	$4,401,000	$2,176,000
Stock-based compensation	3,433,000	2,873,000
Accruals	6,000	48,000
Research & development tax credits	358,000	340,000
Other	1,000	1,000
Gross deferred tax assets	8,199,000	5,438,000

Deferred Tax Liabilities:
Fixed assets	(2,000)	(34,000)
Intangible assets	(19,000)	(16,000)
Gross deferred tax liabilities	(21,000)	(50,000)

Net deferred tax assets	8,178,000	5,388,000

Valuation allowance	(8,178,000)	(5,388,000)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$2,790,000	$(1,291,000)

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	(2,253,000)	1,385,000

State and local:
Current	-	-
Deferred	(537,000)	(94,000)
	(2,790,000)	1,291,000
Change in valuation allowance	2,790,000	(1,291,000)
Income tax provision (benefit)	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2018	2017
Tax benefit at federal statutory rate	(21.0)%	(34.0)%
State income taxes, net of federal benefit	(5.0)%	(4.0)%
Permanent differences	3.8%	0.0%
Change in tax rates	0.0%	24.7%
Research & development tax credits	(0.1)%	(1.6)%
Impact of Section 382 limits	0.0%	28.3%
True-ups and other	0.0%	0.3%
Change in valuation allowance	22.3%	(13.7)%
Effective income tax rate	0.0%	0.0%

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not likely, a valuation allowance is established. Based upon the Company’s history of losses since inception, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized.

At December 31, 2018 and 2017, the Company had approximately $16,900,000 and $8,400,000, respectively, of federal and state net operating losses that may be available to offset future taxable income. At December 31, 2018 approximately $8,400,000 of federal net operating losses will expire from 2029 to 2037 and approximately $8,500,000 have no expiration. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations due to several greater than 50% ownership changes. The Section 382 limitations result in approximately $28,200,000 of federal NOLs not being realizable as of December 31, 2018 and the cumulative reversal of approximately $9,600,000 of net operating loss deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and the state of New York (also formerly Florida where the Company filed its final return in 2015), which remain subject to examination by the various taxing authorities beginning with the tax year ended December 31, 2015 (or the tax year ended December 31, 2009 if the Company were to utilize its NOLs). No tax audits were commenced or were in process during the years ended December 31, 2018 and 2017.

The Tax Cuts and Jobs Act tax reform legislation (the “Act”) was enacted in December 2017 making significant changes to the Internal Revenue Code. Changes include but are not limited to (a) the reduction of the U.S. corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017; (b) the transition of U.S. international taxation from a worldwide tax system to a territorial system; and (c) a one-time transition tax on the mandatory deemed repatriation of foreign earnings. The latter two changes are not expected to impact the Company as its Cayman subsidiary generated cumulative losses and was dissolved in March 2017. The change in tax law required the Company to remeasure existing net deferred tax assets using the lower rate in the period of enactment resulting in an income tax expense of approximately $2.3 million which is fully offset by the corresponding tax benefit of $2.3 million from the reduction in the valuation allowance in the year ended December 31, 2017. There were no specific impacts of the Act that could not be reasonably estimated which the Company accounted for under the prior tax law.